TICKETSMARTER ACQUISITION (Details Narrative) - USD ($)			3 Months Ended
	Oct. 13, 2022	Sep. 02, 2021	Jun. 30, 2024	Dec. 31, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Number of shares issued, value	$ 15,000,000	$ 9,403,600	$ 2,529,448
Business combination, contingent consideration, asset		4,244,400
Ticket Smarter Acquisition [Member]
Business Acquisition [Line Items]
Business combination, contingent consideration, asset				$ 3,700,000	$ 4,244,400
Amount in escrow				$ 500,000	$ 500,000
Working capital adjustment		297,726
Escrow amount to sellers		202,274
Acquisition related costs		40,625
Ticket Smarter Acquisition [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Fair value on acquisition		$ 3,700,000